Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Summary Of Intangible Assets, Net Of Accumulated Amortization Included In The Consolidated Statements
The following is a summary of intangible assets, net of accumulated amortization, included in the Consolidated Statements of Condition:
		Other
		Intangible
(Dollars in thousands)	Goodwill	Assets (a)
December 31, 2009	$165,528	$38,256
Amortization expense (b)	-	(5,526)
Impairment (c) (d)	(3,348)	-
Additions	-	151
December 31, 2010	$162,180	$32,881
Amortization expense (b)	-	(4,380)
Impairment (c) (d)	(10,100)	-
Divestitures (d)	(18,421)	(2,258)
December 31, 2011	$133,659	$26,243
Amortization expense	-	(3,910)
Additions	583	367
December 31, 2012	$134,242	$22,700

  Represents customer lists, acquired contracts, premium on purchased deposits, and covenants not to compete.
  Amortization expense related to FHI and Msaver of $.4 million and $1.4 million for 2011 and 2010, respectively, is included in Income/(loss) from discontinued operations, net of tax on the Consolidated Statements of Income.
  See Note 26 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
  See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to divestitures.

Summary Of Gross Goodwill And Accumulated Impairment Losses And Write-Offs Detailed By Reportable Segments
The following is a summary of gross goodwill and accumulated impairment losses and write-offs detailed by reportable segments included in the Consolidated Statements of Condition through December 31, 2012. Gross goodwill, accumulated impairments, and accumulated divestiture related write-offs were determined beginning on January 1, 2002, when a change in accounting requirements resulted in goodwill being assessed for impairment rather than being amortized.
		Regional	Capital
(Dollars in thousands)	Non-Strategic	Banking	Markets	Total
Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(100,675)	-	-	(100,675)
Accumulated divestiture related write-offs	(67,451)	-	-	(67,451)
December 31, 2009	$31,869	$36,238	$97,421	$165,528
Additions	-	-	-	-
Impairments	(3,348)	-	-	(3,348)
Divestitures	-	-	-	-
Net change in goodwill during 2010	(3,348)	-	-	(3,348)
Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(104,023)	-	-	(104,023)
Accumulated divestiture related write-offs	(67,451)	-	-	(67,451)
December 31, 2010	$28,521	$36,238	$97,421	$162,180
Additions	-	-	-	-
Impairments	(10,100)	-	-	(10,100)
Divestitures	(18,421)	-	-	(18,421)
Net change in goodwill during 2011	(28,521)	-	-	(28,521)
Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(114,123)	-	-	(114,123)
Accumulated divestiture related write-offs	(85,872)	-	-	(85,872)
December 31, 2011	$-	$36,238	$97,421	$133,659
Additions	-	-	583	583
Impairments	-	-	-	-
Divestitures	-	-	-	-
Net change in goodwill during 2012	-	-	583	583
Gross goodwill	$199,995	$36,238	$98,004	$334,237
Accumulated impairments	(114,123)	-	-	(114,123)
Accumulated divestiture related write-offs	(85,872)	-	-	(85,872)
December 31, 2012	$-	$36,238	$98,004	$134,242